Concentration of credit risk (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Exposure to credit risk

$ millions, as at October 31				2021				2020
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
On-balance sheet
Major assets (1)(2)(3)	$537,932	$181,813	$77,384	$797,129	$512,542	$151,337	$70,945	$734,824
Off-balance sheet
Credit-related arrangements
Financial institutions	$59,636	$18,315	$16,458	$94,409	$48,236	$13,482	$12,737	$74,455
Governments	11,229	10	8	11,247	9,860	10	7	9,877
Retail	154,341	700	383	155,424	142,351	554	434	143,339
Corporate	77,939	33,233	8,790	119,962	70,130	30,839	8,452	109,421
	$303,145	$52,258	$25,639	$381,042	$270,577	$44,885	$21,630	$337,092

(1)
Major assets consist of cash and deposits with banks, loans and acceptances net of allowance for credit losses, securities, securities borrowed or purchased under resale agreements, and derivative instruments.

(2)	Includes Canadian currency of $522.8 billion (2020: $497.3 billion) and foreign currencies of $274.3 billion (2020: $237.5 billion).
(3)
No industry or foreign jurisdiction accounted for more than 10% of loans and acceptances net of allowance for credit losses, with the exception of the U.S., which accounted for 13% as at October 31, 2021 (2020: 13%).